Summary of Significant Accounting Policies - Schedule of Intangible Assets Estimated Useful Lives (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Software Development [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years
Software Development [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful lives	5 years	5 years
Trademarks [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful lives	Indefinite	Indefinite
Customer Lists [Member]
Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful lives	3 years	3 years